SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, balance	$ 20,824,752	$ 18,553,692
Additions	2,004,087	2,271,000
Cost, balance	22,828,839	20,824,752
Accumulated Amortization, balance	12,968,022	11,566,161
Additions	1,295,953	1,401,861
Impairment in value	279,828
Accumulated Amortization, balance	14,543,803	12,968,022
Net Book Value, balance	8,285,036	7,856,730
Development costs [member]
IfrsStatementLineItems [Line Items]
Cost, balance	18,980,858	16,709,798
Additions	2,004,087	2,271,000
Cost, balance	20,984,945	18,980,858
Accumulated Amortization, balance	11,124,128	9,722,267
Additions	1,295,953	1,401,861
Impairment in value	279,828
Accumulated Amortization, balance	12,699,909	11,124,128
Net Book Value, balance	8,285,036	7,856,730
E Wave license [member]
IfrsStatementLineItems [Line Items]
Cost, balance	1,321,257	1,321,257
Additions
Cost, balance	1,321,257	1,321,257
Accumulated Amortization, balance	1,321,257	1,321,257
Additions
Impairment in value
Accumulated Amortization, balance	1,321,257	1,321,257
Net Book Value, balance
Clear RF patent supplier relationship [member]
IfrsStatementLineItems [Line Items]
Cost, balance	522,637	522,637
Additions
Cost, balance	522,637	522,637
Accumulated Amortization, balance	522,637	522,637
Additions
Impairment in value
Accumulated Amortization, balance	522,637	522,637
Net Book Value, balance